Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 55,000	$ 29,000	$ 106,000	$ 72,000	$ 86,875	$ 173,902
Percentage of equipment completion	70.00%		70.00%			33.00%